Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Disclosures
Short-term employee benefits	₨ 49,436	₨ 44,749	₨ 35,019
Contributions to defined contribution plans	691	618	340
Profit linked bonus		6,765
Directors Sitting fee’s	14,237	14,345	10,516
Share based payment	181,294	114,632	157,715
Total compensation paid to key management personnel	₨ 245,658	₨ 181,109	₨ 203,590